Note 19 - Segment Reporting and Geographic Information - Operating Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 1,351	$ 1,351	$ 180
Research and development	(25,582)	(36,888)	(41,793)
General and administrative	(13,008)	(30,703)	(22,598)
Loss from operations	(37,239)	(66,240)	(64,211)
Total other income (expenses), net	1,122
Loss before income tax	(36,117)	(64,638)	(63,821)
Income tax expenses	(163)	(3,570)	0
Net loss	(36,280)	(68,208)	(63,821)
Less: Net loss attributable to noncontrolling interests	(3,001)	(4,029)	(2,848)
Net loss attributable to BeyondSpring Inc.	(33,279)	(64,179)	(60,973)
Segment Reconciling Items [Member]
Revenue	0	0	0
Research and development	40	40	5
General and administrative	200	200	27
Loss from operations	240	240	32
Total other income (expenses), net	(240)
Loss before income tax	0
Income tax expenses	0
Net loss	0
Less: Net loss attributable to noncontrolling interests	0
Net loss attributable to BeyondSpring Inc.	0
Plinabulin Pipeline [Member] | Operating Segments [Member]
Revenue	0		0
Research and development	(18,180)		(41,169)
General and administrative	(11,346)		(21,534)
Loss from operations	(29,526)		(62,703)
Total other income (expenses), net	400
Loss before income tax	(29,126)
Income tax expenses	(227)
Net loss	(29,353)
Less: Net loss attributable to noncontrolling interests	(3,001)
Net loss attributable to BeyondSpring Inc.	(26,352)
Plinabulin Pipeline [Member] | Segment Reconciling Items [Member]
Revenue		0
Research and development		(32,077)
General and administrative		(29,737)
Loss from operations		(61,814)
TPD Platform [Member] | Operating Segments [Member]
Revenue	1,351	1,351	180
Research and development	(7,442)	(4,851)	(629)
General and administrative	(1,862)	(1,166)	(1,091)
Loss from operations	(7,953)	$ (4,666)	$ (1,540)
Total other income (expenses), net	962
Loss before income tax	(6,991)
Income tax expenses	64
Net loss	(6,927)
Less: Net loss attributable to noncontrolling interests	0
Net loss attributable to BeyondSpring Inc.	$ (6,927)